UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24f-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

OMB Approval

OMB Number: 3235-0456    Expires: December 31, 2014
Estimated average burden hours per response	2



1.	Name and address of issuer:

	The Munder Series Trust
	480 Pierce Street
	Birmingham, MI 48009


2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of
        the issuer, check the box but do not list series or classes):	x

	Fund name:
	Munder Micro-Cap Fund
	Munder Growth Opportunities Fund
	Munder Bond Fund
	Munder Index 500 Fund
	Munder Veracity Small-Cap Value Fund
	Munder Mid-Cap Core Growth Fund
	Munder International Fund - Core Equity
	Munder International Small-Cap Fund
	Munder Intergrity Mid-Cap Value Fund
	Munder Intergrity Small/Mid-Cap Value Fund
	Munder Emerging Markets Small-Cap Fund

3.	Investment Company Act File Number:	811-21294

	Securities Act File Number :		333-102943


4(a).	Last day of fiscal year for which this Form is filed:	June 30, 2014

4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c).	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

  (i)	Aggregate sale price of securities sold during
		the fiscal year pursuant to section 24 (f):   $2,479,242,374

  (ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	      $2,120,652,024

  (iii)	Aggregate price of securities redeemed or
	repurchased during any prior fiscal year ending no
	earlier than October 11, 1995 that were not previously
	used to reduce registration fees payable
	to the Commission:				      $5,596,235,683

  (iv)	Total available redemption credits [add Items 5(ii)
        and 5(iii)]:                                       -  $7,716,887,707

  (v)	Net Sales: If item 5(i) is greater than item 5(ii)
        [subtract item 5(iv) from item 5(i)]		         $0
  (vi)	Redemption credits available for use in future
	years: If item 5(i) is greater than item 5(ii)
        [subtract item 5(iv) 	                            $(5,237,645,333)
		from item 5(i)]
  (vii)	Multiplier for determining registration fee (see
        instruction c.9):	                       x	 0.0001288

  (viii)Registration Fee Due: [Multiply item 5(v) by item 5
        (ii)] (enter 0 if	=	                         $0.00
	no fee is due):

6.	Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7.	Interest due -- if this Form is being filed more than 90
        days after the end of the issuer's fiscal year
        (see instruction D):    +

8.	Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]: =	0.00

9.	Date the registration fee and any interest payment was
        sent to the Commission's lockbox depository:



Method of Delivery:
x	Wire Transfer
	Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title): David Rumph - Treasurer


Date:

Please print the name and title of the signing officer below the signature.